Average Annual Total Returns - Voya Retirement Conservative Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Risk® Conservative Index 1 Yr		Class ADV S&P Target Risk® Conservative Index 5 Yrs		Class ADV S&P Target Risk® Conservative Index 10 Yrs		Class ADV S&P Target Risk® Conservative Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Risk® Conservative Index 1 Yr		Class I S&P Target Risk® Conservative Index 5 Yrs		Class I S&P Target Risk® Conservative Index 10 Yrs		Class I S&P Target Risk® Conservative Index Since Inception
Total	10.33%	6.58%	5.52%		Oct. 31, 2007	9.67%	[1]	7.02%	[1]	5.54%	[1]	[1]	10.77%	6.77%	5.75%		Oct. 31, 2007	9.67%	[1]	7.02%	[1]	5.54%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.